Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES:
Net income (loss) for the period	$ (1,003,482)	$ (255,332)	$ (732,570)	$ (92,376)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization of property and equipment	25,883	6,007	10,992	22,343
Provision for doubtful accounts		2,675	2,675	(12,665)
Amortization of debt discounts	315,057	14,803	116,643
Derivative liability income	(97,480)	76,521	(76,556)
Loss on conversions of notes payable	442,829		138,009
Stock-based compensation	29,850	33,600	272,147
Gain on settlement of accounts payable				(44,336)
Changes in operating assets and liabilities:
Accounts receivable	(5,549)			12,665
Prepaid expenses and other current assets	(40,963)
Accounts payable	13,696	27,670	33,455	53,649
Accrued expenses	54,911	20,001	21,000
Deferred compensation	3,065	3,020	5,982	7,102
Accrued interest	25,765	36,396	76,770	52,659
Net cash used in operating activities	(236,418)	(34,639)	(131,453)	(959)
INVESTING ACTIVITIES:
Purchase of property and equipment	(197,185)
Purchase of intangible assets	(10,000)
Net cash used in investing activities	(207,185)
FINANCING ACTIVITIES:
Proceeds from convertible notes payable	530,000	120,000	123,000
Loans from officers			8,475
Proceeds from other debt - net	62,839	13,965
Repayment of convertible note	(110,000)
Net cash provided by financing activities	482,839	133,965	131,475
NET INCREASE (DECREASE) IN CASH	39,236	99,326	22	(959)
CASH, BEGINNING OF PERIOD	757	735	735	1,694
CASH, END OF PERIOD	39,993	100,061	757	735
Supplemental disclosure of cash flow information
Interest				42,650
Income taxes
Non-Cash investing and financing activities:
Initial derivative liability charged to debt discount	420,000	120,000	120,000
Issuance of 25,000 shares, Series B Convertible Preferred Stock in satisfaction of deferred compensation liability		25,000	25,000
Issuance of 6,000 shares, Series B Convertible Preferred Stock in satisfaction of loans payable to officer		6,000	6,000
Principal			107,000
Accrued interest and charges			3,620
Total debt satisfied			110,620
Fair value of 14,662,039 shares issued to lenders			248,629
Loss on conversions of convertible notes payable			$ 138,009
Issuance of common stock to directors for accrued compensation	56,779
Issuance of common stock and note payable to Seller of Amwaste, Inc. assets
Common stock	99,000
Note payable	110,000
Total	209,000
Issuance of common stock (fair value of $734,516) in satisfaction of notes payable ($291,029) and accrued interest ($658)	$ 291,687